SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-2/A


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                Amendment No. 18

                          STERLING CAPITAL CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                  635 Madison Avenue, New York, New York, 10022
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code (212)980-3360





                               Page 1 of 11 Pages

                              CONTENTS OF FORM N-2



Part I INFORMATION REQUIRED IN A PROSPECTUS OR REGISTRATION STATEMENT
Page
----
3         Item 1   Cover Page (Prospectus Only)
3         Item 2   Synopsis (Prospectus Only)
3         Item 3   Condensed Financial Information (Prospectus Only)
3         Item 4   Plan of Distribution
3         Item 5   Use of Proceeds
3-4       Item 6   General Information and History
4         Item 7   Investment Objectives and Policies
4-5       Item 8   Tax Status
5-6       Item 9   Brokerage Allocation and Other Practices
6         Item 10  Pending Legal Proceedings
6         Item 11  Control Persons and Principal Holders of Securities
6         Item 12  Directors, Officers and Advisory Board Members
7         Item 13  Remuneration of Directors and Others
7         Item 14  Custodian, Transfer Agent and Dividend Paying Agent
7         Item 15  Investment Advisory and Other Services
7         Item 16  Default and Arrears on Senior Securities
7         Item 17  Capital Stock
7         Item 18  Long-Term Debt
7         Item 19  Other Securities
8         Item 20  Financial Statements

          PART II  OTHER INFORMATION

8         Item 1   Marketing Arrangements
8         Item 2   Other Expenses of Issuance and Distribution
8         Item 3   Indemnification
9-10      Item 4   Financial Statements and Exhibits
10        Item 5   Persons controlled by or Under Common Control with Registrant
10        Item 6   Number of Holders of Securities
10        Item 7   Location of Accounts and Records
10        Item 8   Business and Other Connections of Investment Advisor
10        Item 9   Management Services
10        Item 10  Undertakings

11        SIGNATURES



                               Page 2 of 11 Pages

PART I  INFORMATION REQUIRED IN PROSPECTUS OR REGISTRATION
             STATEMENT

Item 1   Cover Page (Prospectus only)
                         Inapplicable

Item 2   Synopsis (Prospectus only)
                         Inapplicable

Item 3   Condensed Financial Information (Prospectus only)
                         Inapplicable

Item 4   Plan of Distribution
                         Inapplicable

Item 5   Use of Proceeds
                         Inapplicable

Item 6   General Information and History
           The information in subparagraphs (a), (b) and (c) of Item 6, as amended, is hereby incorporated by reference. Subparagraph (d) of Item 6 is hereby amended in entirety to read as follows:

           (d) The  Registrant's  shares  of  common  stock  are  listed  on the
American Stock Exchange. The Registrant's shares of common stock have historically traded on the market for less than the net asset value of such shares.

                              Net Asset Value Per Share
                             ---------------------------
As at (1)                     1997                 1996                1995
---------                    -----                -----               -----
March 31 (unaudited)         $7.99                $7.83               $7.09
June 30 (unaudited)           8.62                 8.01                7.46
Sept. 30 (unaudited)          9.39                 8.06                7.90
Dec. 31                       8.22                 8.15                7.49

------------


(1) The Registrant's Board of Directors determines the value of Registrant's net assets as of the end of each fiscal quarter.


                               Page 3 of 11 Pages

                Information with Respect to the Market Price and
                  Volume of Trading of Registrant's Securities


                                           1997                               Shares
For 3 Months Ended            High                          Low               Traded
                              ----                          ---               ------
March 31                      $7.50                       $6.00               36,400
June 30                        7.00                        6.125              26,600
September 30                   7.125                       6.1875             69,300
December  31                   7.875                       6.50               51,700

                                           1996                               Shares
For 3 Months Ended            High                          Low               Traded
                              ----                          ---               ------
March 31                     $6.375                       $5.625              13,100
June 30                        6.00                        5.50               10,500
September 30                   6.75                        5.625              37,400
December  31                   7.25                        6.25               20,400

                                            1995                              Shares
For 3 Months Ended             High                         Low               Traded
                               ----                         ---               ------
March 31                      $5.375                      $4.50               26,300
June 30                        5.375                       4.75               20,000
September 30                   5.75                        5.00               14,100
December 31                    7.125                       5.375              22,100

           As of March 31, 1998 the unaudited net asset value per share was $9.08. The closing sales price for the Registrant's shares on the American Stock Exchange on March 31, 1998 was $8.0625.

Item 7   Investment Objectives and Policies

           The information in subparagraphs (a), (b), (c) and (d) of Item 7, as amended, is hereby incorporated by reference.

Item 8    Tax Status
           The information in Item 8, as amended, is hereby amended in its entirety as follows:

           (a) The Registrant for the fiscal year ending December 31, 1997 was a "personal holding company" under the Internal Revenue Code of 1986, as amended (the "Code"), since five or fewer stockholders owned directly or indirectly more than 50% of the Registrant's outstanding stock and more than 60% of the Registrant's adjusted ordinary gross income was personal holding company income. As a personal holding company, the Registrant would also be subject


                               Page 4 of 11 Pages
to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. For the year ended December 31, 1997 the Registrant did not have any undistributed personal holding company income. Personal holding company income does not include the excess of net realized long-term capital gain over net realized short-term capital loss, less the Federal income tax attributable to such excess.

           The Registrant policy is to comply with the requirements of the Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.

           (b) The information set forth in subparagraph (a) of Item 8, as amended, is hereby incorporated by reference.

           (c) The information set forth in subparagraph (a) of Item 8, as amended, is hereby incorporated by reference.

           (d) Certain special tax aspects of the Registrant are described in paragraph (a) of this Item which is hereby incorporated by reference.

Item 9   Brokerage Allocation

           The information in subsection (1) of subparagraph (a) of Item 9 is amended to read in its entirety as follows:

(a)(1) The aggregate dollar amount of brokerage commissions paid by the Registrant during the three most recent fiscal years:

                                Year Ended December 31

                 1997                      1996                         1995
               -------                   -------                      -------
               $29,465                   $34,398                      $36,258

           The information in subsection (2) of subparagraphs (a) of Item 9, as amended, is hereby incorporated by reference.

           The information in subparagraph (b) of Item 9, as amended, is hereby incorporated by reference.

           The information in subparagraph (c) of Item 9 is hereby incorporated by reference.


                               Page 5 of 11 Pages

           Subparagraph (d) of Item 9 is hereby amended to read in its entirety, as follows:

           During the fiscal year ended December 31, 1997, approximately $29,465 in brokerage commissions ($12,250,313 in purchase and sale transactions) were designated to brokers because of research services provided by such brokers.

Item 10  Pending Legal Proceedings

                 None

Item 11  Control Persons and Principal Holders of Securities

           The information in Item 11, as amended, is hereby incorporated by reference.


Item 12  Directors, Officers and Advisory Board Members

           The information in Item 12, as amended, is hereby incorporated by reference and amended as follows:

                                                          Principal
                                   Positions             Occupations
         Name and                   Held With            During Past
         Address                   Registrant              5 Years
         -------                   ----------              -------

       Michael Carey               Treasurer        Treasurer of the Registrant
                                                    since October 28, 1997;
                                                    since February 6, 1995
                                                    an employee of the
                                                    Registrant; from December
                                                    1989 to February 3, 1995
                                                    employed with Grant
                                                    Thornton, LLP.

       Elizabeth Acton             Secretary        Secretary of the Registrant
                                                    since October 28, 1997;
                                                    since June 9, 1997
                                                    an employee of the
                                                    Registrant; from
                                                    January 1997 to June 1997
                                                    employed by Prudential
                                                    Securities; from February
                                                    1991 to January 1997
                                                    employed by The New
                                                    England Insurance Co.


Tracey  Schadewald  resigned as Secretary of the  Registrant,  effective May 16,
1997.

                               Page 6 of 11 Pages

Item  13  Remuneration of Directors and Officers

          Item 13 is amended to read as follows:

      (1)                        (2)                             (3)            (4)                 (5)
                                                                             Pension or
                                                                             Retirement
                                                                              Benefits           Estimated
                              Capacities                                       Accrued              Annual
                               in Which                       Aggregate      During Regis-        Benefits
                             Remuneration                       Remun-       trant's Last            Upon
Name of  Person              Was Received                      eration       Fiscal Year          Retirement
-------  ------              ------------                      -------       -----------          ----------
Wayne S. Reisner          President                             78,000           N/A                54,600

Richard Kaufman           Executive Vice President
                          and Treasurer                         68,250           N/A                47,775


Item 14 Custodian, Transfer Agent and Dividend Paying Agent

           The information in Item 14, as amended, is hereby incorporated by reference and amended as follows:.

           Custodian:                  Citibank, N.A.
                                       120 Broadway
                                       New York, NY 10271

Item 15 Investment Advisory and Other Services

                         None

Item 16 Defaults and Arrears on Senior Securities

                         None

Item 17  Capital Stock

           The information in Item 17, as amended, is hereby incorporated by reference.

Item 18 Long-Term Debt

                         None

Item 19 Other Securities

                         None

                               Page 7 of 11 Pages

Item 20 Financial Statements

           A. Statements of the Registrant

1. Statement of Assets and Liabilities

           The information contained in the Balance Sheet and Statement of Assets and Liabilities included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 1997, previously filed with the Commission, is hereby incorporated by reference.

2. Statement of Income and Expense, Realized and Unrealized Gain or Loss on Investments

           The information contained in the Statement of Income and Expense, Realized and Unrealized Gain or Loss on Investments included in the Registrant's Annual Reports to Shareholders for the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, respectively, previously filed with the Commission, is hereby incorporated by reference.

           B. Consolidated Statements
                         Inapplicable since the Registrant has no subsidiaries.

           C. Unconsolidated Subsidiaries
                         Inapplicable.

           D. General Provisions
                         Inapplicable

           E. Historical Financial Information
                         Inapplicable.




PART II  OTHER INFORMATION

Item 1 Marketing Agreements

           Inapplicable.

Item 2 Other Expenses of Issuance and Distribution

           Inapplicable.

Item 3 Indemnification

           The information in Item 3 of Part II, as amended, is hereby incorporated by reference.

                               Page 8 of 11 Pages

Item 4 Financial Statements and Exhibits

           (a) Financial Statements:

           Included in Part I hereof:

           Statement of Assets and Liabilities of the Registrant as at December 31, 1997, included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 1997, previously filed with the Commission, is hereby incorporated by reference.

           Included in Part II hereof:

           Registrant's Portfolio of Investment in Securities as at December 31, 1997, included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 1997, previously filed with the Commission, is hereby incorporated by reference.

           Statements of Operations for the years ended December 31, 1997, 1996, 1995, included in the Registrant's Annual Reports to Shareholders for the fiscal years ended December 31, 1997, 1996 and 1995, respectively, previously filed with the Commission, are hereby incorporated by reference.

           Notes to Financial Statements, included in the Registrant's Annual Reports to Shareholders for the fiscal years ended December 31, 1997, 1996 and 1995, respectively, previously filed with the Commission, are hereby incorporated by reference.

           (b)  Exhibits

           1. Exhibit 1 to Form N-2, as amended, is hereby incorporated by reference.

           2. Exhibit 2 to Form N-2, as amended, is hereby incorporated by reference.

           3. None.

           4. Exhibit 4 to Form N-2, as amended, is hereby incorporated by reference.

           5. None

           6. None

           7. None

           8. Exhibit 8 to Form N-2, as amended, is hereby incorporated by reference.


                               Page 9 of 11 Pages

           9. Exhibit 9 to Form N-2, as amended, is hereby incorporated by reference; Custodian Agreement between Registrant and Citibank, New York, dated October 1, 1997.

           10. None.

           11. None.

           12. None.

           13. None.

           14. None.

           15. None.

Item 5 Persons Controlled by or Under Common Control with Registrant

           The information appearing in Item 11 in Part I is hereby incorporated by reference.

Item 6 Number of Holders of Securities

    Item 6 is hereby amended in its entirety to read as follows:

                 (1)                                            (2)
           Title of Class                            Number of Record Holders
           --------------                            ------------------------

      Common Stock, $1 par value                     1,306 as of April 24, 1998


Item 7   Location of Accounts and Records

           Item 7 of Part II, as amended, is hereby incorporated by reference.

Item 8   Business and Other Connections of Investment Advisor

                         Inapplicable.

Item 9   Management Services

                         None.

Item 10  Undertakings

                         Inapplicable.


                              Page 10 of 11 Pages

                                   SIGNATURES



           Pursuant to the requirement of the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 18 to Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of April, 1998.




                                              STERLING CAPITAL CORPORATION
                                                       (Registrant)


                                              By:  /s/ Wayne S. Reisner
                                                   --------------------
                                                   Wayne S. Reisner, President


                              Page 11 of 11 Pages